Investment Portfolio	as of September 30, 2019 (Unaudited)

DWS Alternative Asset Allocation VIP

	Shares	Value ($)
Mutual Funds 53.2%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)	2,042,503	18,811,455
DWS Enhanced Commodity Strategy Fund "Institutional" (a)	4,126,811	38,049,198
DWS Floating Rate Fund "Institutional" (a)	3,905,627	31,557,464
DWS Global Macro Fund "Institutional" (a)	870,215	8,580,323
DWS RREEF Global Infrastructure Fund "Institutional" (a)	2,417,870	38,323,247
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)	1,091,473	10,925,642
DWS RREEF Real Estate Securities Fund "Institutional" (a)	1,451,422	35,051,847
Total Mutual Funds (Cost $180,455,572)		181,299,176
Exchange-Traded Funds 30.2%
Invesco DB U.S. Dollar Index Bullish Fund	120,520	3,266,093
iShares Global Infrastructure ETF	435,715	20,282,534
iShares JP Morgan USD Emerging Markets Bond ETF	155,870	17,667,865
iShares U.S. Preferred Stock ETF	711,600	26,706,348
SPDR Bloomberg Barclays Convertible Securities ETF	670,730	35,179,788
Total Exchange-Traded Funds (Cost $98,502,979)		103,102,628
Cash Equivalents 16.4%
DWS Central Cash Management Government Fund, 1.96% (a) (b)	26,212,707	26,212,707
DWS ESG Liquidity Fund "Institutional Shares", 2.14% (a) (b)	29,768,706	29,771,683
Total Cash Equivalents (Cost $55,982,257)		55,984,390
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $334,940,808)	99.8	340,386,194
Other Assets and Liabilities, Net	0.2	686,902
Net Assets	100.0	341,073,096

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended September 30, 2019 are as follows:

Value ($) at 12/31/2018	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 9/30/2019	Value ($) at 9/30/2019
Mutual Funds 53.2%
DWS Emerging Markets Fixed Income Fund "Institutional" (a)
17,037,469	585,585	—	—	1,188,401	585,585	—	2,042,503	18,811,455
DWS Enhanced Commodity Strategy Fund "Institutional" (a)
34,471,696	4,709,135	—	—	(1,131,633)	449,135	—	4,126,811	38,049,198
DWS Floating Rate Fund "Institutional" (a)
29,538,196	1,153,498	—	—	865,770	1,153,498	—	3,905,627	31,557,464
DWS Global Macro Fund "Institutional" (a)
6,302,154	1,639,000	—	—	639,169	—	—	870,215	8,580,323
DWS RREEF Global Infrastructure Fund "Institutional" (a)
12,746,320	21,489,492	—	—	4,087,435	548,492	—	2,417,870	38,323,247
DWS RREEF Global Real Estate Securities Fund "Institutional" (a)
13,651,660	239,760	5,254,000	26,045	2,262,177	239,760	99,616	1,091,473	10,925,642
DWS RREEF Real Estate Securities Fund "Institutional" (a)
17,837,606	11,523,848	—	—	5,690,393	456,648	61,324	1,451,422	35,051,847
Cash Equivalents 16.4%
DWS Central Cash Management Government Fund, 1.96% (a) (b)
17,736,862	83,541,999	75,066,154	—	—	284,622	—	26,212,707	26,212,707
DWS ESG Liquidity Fund "Institutional Shares", 2.14% (a) (b)
18,321,686	11,446,034	—	—	3,963	472,018	—	29,768,706	29,771,683
167,643,649	136,328,351	80,320,154	26,045	13,605,675	4,189,758	160,940	71,887,334	237,283,566

(a)	Affiliated fund managed by DWS Investment Management Americas, Inc.
(b)	The rate shown is the annualized seven-day yield at period end.

SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2019 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Mutual Funds	$181,299,176	$—	$—	$181,299,176
Exchange-Traded Funds	103,102,628	—	—	103,102,628
Short-Term Investments	55,984,390	—	—	55,984,390
Total	$340,386,194	$—	$—	$340,386,194